Reverse Recapitalization (Details)			3 Months Ended			6 Months Ended
	May 24, 2021 $ / shares shares	May 23, 2021	Jun. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares
Business Acquisition [Line Items]
Deemed dividend - Earnout Shares | $			$ 253,130,272			$ 253,130,272
Earnout shares for common stockholders						22,209,280
Earnout cash for common stockholders | $						$ 88,837,121
Common stock issued | $			$ 1,562,272	$ 6,927,086	$ 177,025
Substitute Warrants
Business Acquisition [Line Items]
Contingent Consideration (in shares)			1,920,492			1,920,492
Substitute Options
Business Acquisition [Line Items]
Contingent Consideration (in shares)			935,608			935,608
Merger agreement
Business Acquisition [Line Items]
Contingent Consideration (in shares)			25,000,000			25,000,000
Contingent Consideration | $			$ 100,000,000			$ 100,000,000
Number of business days for issue of Earnout shares						5 days
Stock Issued During Period, Shares, New Issues						3,729,730
Merger agreement | Subscription agreements
Business Acquisition [Line Items]
Issue price (in dollars per share) | $ / shares			$ 10.00			$ 10.00
Stock Issued During Period, Shares, New Issues						1,000,000
Common stock issued | $						$ 10,000,000
Merger agreement | Stockholders of NeuroRx
Business Acquisition [Line Items]
Closing Consideration shares	50,000,000
Issue price (in dollars per share) | $ / shares	$ 0.001
Exchange Ratio	3.16	4.96